1. GENERAL CONSIDERATIONS (Details 1)	Dec. 31, 2018 Integer
Parent
Entity Information [Line Items]
Managers, deputy managers and main executives	98
Professionals and technicians	616
Other employees, sellers and administrative staff	1,059
Total	1,773
Subsidiaries in Chile
Entity Information [Line Items]
Managers, deputy managers and main executives	22
Professionals and technicians	132
Other employees, sellers and administrative staff	394
Total	548
Subsidiaries Abroad
Entity Information [Line Items]
Managers, deputy managers and main executives	74
Professionals and technicians	259
Other employees, sellers and administrative staff	512
Total	845
Consolidated
Entity Information [Line Items]
Managers, deputy managers and main executives	194
Professionals and technicians	1,007
Other employees, sellers and administrative staff	1,965
Total	3,166